SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION

Cash Account Trust

Deutsche Government & Agency Securities Portfolio

Deutsche Tax-Exempt Portfolio

Deutsche California Tax-Free Income Fund

Deutsche Capital Growth Fund

Deutsche Communications Fund

Deutsche Core Equity Fund

Deutsche CROCI® Equity Dividend Fund

Deutsche CROCI® International Fund

Deutsche CROCI® Sector Opportunities Fund

Deutsche CROCI® U.S. Fund

Deutsche EAFE® Equity Index Fund

Deutsche Emerging Markets Equity Fund

Deutsche Emerging Markets Fixed Income Fund

Deutsche Enhanced Commodity Strategy Fund

Deutsche Equity 500 Index Fund

Deutsche European Equity Fund

Deutsche Fixed Income Opportunities Fund

Deutsche Floating Rate Fund

Deutsche Global High Income Fund

Deutsche Global Income Builder Fund

Deutsche Global Infrastructure Fund

Deutsche Global Macro Fund

Deutsche Global Real Estate Securities Fund

Deutsche Global Small Cap Fund

Deutsche GNMA Fund

Deutsche Government Cash Management Fund

Deutsche Government Cash Reserves Fund Institutional

Deutsche Government Money Market Series

Deutsche Health and Wellness Fund

Deutsche High Conviction Global Bond Fund

Deutsche High Income Fund

Deutsche Intermediate Tax/AMT Free Fund

Deutsche International Growth Fund

Deutsche Large Cap Focus Growth Fund

Deutsche Latin America Equity Fund

Deutsche Managed Municipal Bond Fund

Deutsche Massachusetts Tax-Free Fund

Deutsche Mid Cap Value Fund

Deutsche MLP & Energy Infrastructure Fund

Deutsche Money Market Prime Series

Deutsche Multi-Asset Conservative Allocation Fund

Deutsche Multi-Asset Global Allocation Fund

Deutsche Multi-Asset Moderate Allocation Fund

Deutsche Multisector Income Fund

Deutsche New York Tax-Free Income Fund

Deutsche Real Assets Fund

Deutsche Real Estate Securities Fund

Deutsche S&P 500 Index Fund

Deutsche Science and Technology Fund

Deutsche Short Duration Fund

Deutsche Short Duration High Income Fund

Deutsche Short-Term Municipal Bond Fund

Deutsche Small Cap Core Fund

Deutsche Small Cap Growth Fund

Deutsche Small Cap Value Fund

Deutsche Strategic High Yield Tax-Free Fund

Deutsche Total Return Bond Fund

Deutsche U.S. Bond Index Fund

Deutsche U.S. Multi-Factor Fund

Deutsche Ultra-Short Investment Grade Fund

Deutsche Variable NAV Money Fund

Deutsche World Dividend Fund

Investors Cash Trust

Deutsche Treasury Portfolio

Deutsche Variable Series I:

Deutsche Bond VIP

Deutsche Capital Growth VIP

Deutsche Core Equity VIP

Deutsche Global Small Cap VIP

Deutsche CROCI® International VIP

Deutsche Variable Series II:

Deutsche Alternative Asset Allocation VIP

Deutsche CROCI® U.S. VIP

Deutsche Global Equity VIP

Deutsche Global Income Builder VIP

Deutsche Government & Agency Securities VIP

Deutsche Government Money Market VIP

Deutsche High Income VIP

Deutsche International Growth VIP

Deutsche Multisector Income VIP

Deutsche Small Mid Cap Growth VIP

Deutsche Small Mid Cap Value VIP

Deutsche Investments VIT Funds:

Deutsche Equity 500 Index VIP

Deutsche Small Cap Index VIP

SECTION I

The following information is added to the “PORTFOLIO TRANSACTIONS” section of each fund’s/portfolio’s Statement of Additional Information:

Due to European regulatory changes affecting the Advisor and certain of its affiliates, beginning in January 2018, funds (or portions thereof) subadvised by the Advisor’s European affiliates will no longer participate in the client commission arrangements described above with respect to obtaining research services. For those funds (or relevant portions thereof), the Advisor or its affiliates will pay for research services previously obtained through use of client commissions from their own assets. The Advisor and its affiliates have put into place procedures to ensure that all funds managed by the Advisor or its affiliates pay only their proportionate share of the cost of research services, as appropriate. The subadvisory agreements for the relevant funds have been modified to reflect the recent European regulatory changes.

SECTION II

The following information replaces similar disclosure under the “Financial Intermediary Support Payments” section of each fund’s/portfolio’s Statement of Additional Information:

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Financial Intermediary Support Payments (not applicable to Class R6 shares). The Advisor, the Distributor and their affiliates have undertaken to furnish certain additional information below regarding the level of payments made by them to selected affiliated and unaffiliated brokers, dealers, participating insurance companies or other financial intermediaries (financial advisors) in connection with the sale and/or distribution of fund shares or the retention and/or servicing of investors and fund shares (revenue sharing).

The Advisor, the Distributor and/or their affiliates may pay additional compensation, out of their own assets and not as an additional charge to each fund, to financial advisors in connection with the sale and/or distribution of fund shares or the retention and/or servicing of fund investors and fund shares. Such revenue sharing payments are in addition to any distribution or service fees payable under any Rule 12b-1 or service plan of any fund, any record keeping/sub-transfer agency/networking fees payable by each fund (generally through the Distributor or an affiliate) and/or the Distributor or Advisor to certain financial advisors for performing such services and any sales charges, commissions, non-cash compensation arrangements expressly permitted under applicable rules of FINRA or other concessions described in the fee table or elsewhere in the prospectuses or the SAI as payable to all financial advisors. For example, the Advisor, the Distributor and/or their affiliates may compensate financial advisors for providing each fund with “shelf space” or access to a third party platform or fund offering list, or other marketing programs including, without limitation, inclusion of each fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs; granting the Distributor access to the financial advisor’s sales force; granting the Distributor access to the financial advisor’s conferences and meetings; assistance in training and educating the financial advisor’s personnel; and, obtaining other forms of marketing support. In addition, revenue sharing payments may consist of the Distributor’s and/or its affiliates’ payment or reimbursement of ticket charges that would otherwise be assessed by a financial advisor on an investor’s fund transactions. The level of revenue sharing payments made to financial advisors may be a fixed fee or based upon one or more of the following factors: gross sales, current assets and/or number of accounts of each fund attributable to the financial advisor, the particular fund or fund type or other measures as agreed to by the Advisor, the Distributor and/or their affiliates and the financial advisors or any combination thereof. The amount of these payments is determined at the discretion of the Advisor, the Distributor and/or their affiliates from time to time, may be substantial, and may be different for different financial advisors based on, for example, the nature of the services provided by the financial advisor.

The Advisor, the Distributor and/or their affiliates currently make revenue sharing payments from their own assets in connection with the sale and/or distribution of Deutsche fund shares, or the retention and/or servicing of investors, to financial advisors in amounts that generally range from 0.01% up to 0.52% of assets of a fund serviced and maintained by the financial advisor, 0.05% to 0.25% of sales of a fund attributable to the financial advisor, a flat fee of up to $143,750, or any combination thereof. These amounts are annual figures typically paid on a quarterly basis and are subject to change at the discretion of the Advisor, the Distributor and/or their affiliates. Receipt of, or the prospect of receiving, this additional compensation, may influence your financial advisor’s recommendation of a fund or of any particular share class of a fund. You should review your financial advisor’s compensation disclosure and/or talk to your financial advisor to obtain more information on how this compensation may have influenced your financial advisor’s recommendation of a fund.

The following paragraph is added for all funds except Deutsche Variable NAV Money Fund: The Advisor, the Distributor and/or their affiliates may also make such revenue sharing payments to financial advisors under the terms discussed above in connection with the distribution of both Deutsche funds and non-Deutsche funds by financial advisors to retirement plans that obtain record keeping services from ADP, Inc. or to 403(b) plans that obtain record keeping services from Ascensus, Inc. on the Deutsche AM-branded retirement plan platform (the Platform). The level of revenue sharing payments is based upon sales of both the Deutsche funds and the non-Deutsche funds by the financial advisor on the Platform or current assets of both the Deutsche funds and the non-Deutsche funds serviced and maintained by the financial advisor on the Platform.

As of the date hereof, each fund has been advised that the Advisor, the Distributor and their affiliates expect that the firms listed in Part II —Appendix II-E will receive revenue sharing payments at different points during the coming year as described above.

The following information replaces similar disclosure in “APPENDIX II-E - FIRMS WITH WHICH DEUTSCHE ASSET MANAGEMENT HAS REVENUE SHARING ARRANGEMENTS” of each fund’s/portfolio’s Statement of Additional Information:

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Any additions, modifications or deletions to the list of financial advisors identified below that have occurred since September 30, 2017 are not reflected. You can ask your financial advisor if it receives revenue sharing payments from the Advisor, the Distributor and/or their affiliates.

Channel: Broker-Dealers and Financial Advisors; Retirement

Advisor Group
Ameriprise
Cambridge Investment Research, Inc.
Cetera Financial Group
Citigroup Global Markets, Inc.
Commonwealth Financial Network
Deutsche Bank Group
Fidelity Brokerage Services LLC/National Financial Services LLC
Goldman Sachs & Co.
HD Vest Investment Securities, Inc.
Hooker & Holcombe Retirement Services, Inc.
Huntington Investment Company
John Hancock Distributors LLC
Ladenburg Thalmann (Securities America, Investacorp, Triad Advisors, KMS Financial Services, Securities Service Network)
LPL Financial
Meridien Financial Group
Merrill Lynch, Pierce, Fenner & Smith Inc.
Morgan Stanley Wealth Management
Northwestern Mutual Investment Services
Raymond James & Associates
Raymond James Financial Services
RBC Dain Rauscher, Inc.
Santander Securities LLC
UBS Financial Services
Voya Financial
Wells Fargo Advisors, LLC

Channel: Cash Product Platform

Allegheny Investments LTD
Bank of America/Merrill Lynch
BMO Capital Markets
BNY Mellon
Brown Brothers Harriman
Brown Investment Advisory & Trust Company
Cadaret Grant & Co. Inc.
Chicago Mercantile Exchange
Church Greg Adams Sec. Corp.
Citibank Global Markets
Computershare Trust Company
COR Clearing LLC
Deutsche Bank Group
Fiduciary Trust Co. – International
First Southwest Company
Goldman Sachs & Co.
Institutional Cash Distributors, LLC

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J.P. Morgan Clearing Corp.
J.P. Morgan Securities LLC
Lincoln Investment Planning
LPL Financial
My Treasury
Pershing Choice Platform
Raymond James & Associates
SAMCO Capital Markets
State Street Bank & Trust Company
State Street Global Markets
Sungard Institutional Brokerage Inc.
Treasury Brokerage LLC
Union Bank
US Bancorp
Ultimus Fund Solutions LLC
Weston Securities Corp.
William Blair & Company

Channel: Third Party Insurance Platforms

Allstate Life Insurance Company
Allstate Life Insurance Company of New York
American Maturity Life Insurance Company
Ameritas Life Insurance Group
Annuity Investors Life Insurance Company
CM Life Insurance Company
Columbus Life Insurance Company
Companion Life Insurance Company
Connecticut General Life Insurance Company
EquiTrust Life Insurance Company
Farm Bureau Life Insurance Company
Farmers New World Life Insurance Company
Fidelity Security Life Insurance Company
First Allmerica Financial Life Insurance Company
First Great West Life and Annuity Company
Genworth Life Insurance Company of New York
Genworth Life and Annuity Insurance Company
Great West Life and Annuity Insurance Company
Hartford Life Insurance Company
ICMG Registered Variable Life
Integrity Life Insurance Company
John Hancock Life Insurance Co. – Manulife Insurance Co.
Kemper Investors Life Insurance Company
Lincoln Benefit Life Insurance Company
Lincoln Financial Distributors
Lincoln Financial Group
Lincoln Life & Annuity Company of New York
Lincoln National Life Insurance Company
Massachusetts Mutual Life Insurance Company
MetLife Group
Minnesota Life Insurance Company
National Life Insurance Company

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National Integrity Life Insurance Company
Nationwide Life Insurance Company & Its Affiliates
New York Life Insurance and Annuity Corporation
Phoenix Life Insurance Company
Protective Life Insurance
Prudential Insurance Company of America
RiverSource Life Insurance Company
Security Benefit Life Insurance Company
Sun Life Insurance Company
Symetra Life Insurance Company
Transamerica Life Insurance Company
Union Central Life Insurance Company
United of Omaha Life Insurance Company
United Investors Life Insurance Company
Western Southern Life Assurance Company
Zurich American Life Insurance Company of New York

Any additions, modifications or deletions to the financial advisors identified above that have occurred since the date hereof are not reflected.

Please Retain This Supplement for Future Reference

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